Employee benefits, Reserve (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	$ 151,481	$ 176,606
Pensions and Seniority Premiums [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	141,014	151,002
Pensions and Seniority Premiums [Member] | Defined Benefit Obligations [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	144,044	154,128
Pensions and Seniority Premiums [Member] | Plan Assets [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	(3,030)	(3,126)
Termination of Employment [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	10,467	25,604
Termination of Employment [Member] | Defined Benefit Obligations [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	10,467	25,604
Termination of Employment [Member] | Plan Assets [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	$ 0	$ 0